Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the unrecognized tax benefits
Balance at January 1	$ 5,279	$ 4,586
Increase related to current year tax positions	35	88
Increase related to prior year tax positions	182	838
Decrease as a result of lapse of statute of limitations	(881)	(65)
Decrease related to settlements with taxing authorities	(485)	(168)
Balance at December 31	$ 4,130	$ 5,279